TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2014 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081
Additions charged to income	226
Deductions credited to income	(2,990)
Balance at December 31, 2013	9,317
Deductions credited to income	(1,883)
Balance at December 31, 2014	7,434